Financial Results	12 Months Ended
Dec. 31, 2019
FINANCIAL RESULTS
FINANCIAL RESULTS

32.  FINANCIAL RESULTS

Financial income and costs for the years ended December 31, 2019, 2018 and 2017 are as follows:

	12-31-2019	12-31-2018	12-31-2017
Financial Income	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	3,504,848	5,527,543	3,077,708
Financial income by Law N°21.185 (*)	414,292	—	—
Other financial income	5,501,200	250,699	2,195,964
Total financial income	9,420,340	5,778,242	5,273,672

	12-31-2019	12-31-2018	12-31-2017
Financial Costs	ThCh$	ThCh$	ThCh$
Financial Costs	(65,711,082)	(48,189,495)	(50,851,829)
Bank loans	(46,134)	(22,576)	(261)
Secured and unsecured obligations	(45,714,879)	(43,965,839)	(42,708,253)
Lease liabilities	(642,158)	(739,069)	(811,172)
Valuation of financial derivatives	1,577,288	—	(1,067,820)
Post-employment benefit obligations	(747,373)	(695,935)	(691,075)
Capitalized borrowing costs (**)	9,321,354	6,523,443	4,078,463
Financial income by Law N°21.185 (*)	(14,250,887)	—	—
Formalization of debts and other associated expenses	—	—	(836,174)
Other	(15,208,293)	(9,289,519)	(8,815,537)
Gains from indexed assets and liabilities, net (a)	(5,157,076)	(2,480,291)	145,608
Foreign currency exchange differences (b)	3,085,739	(3,055,807)	8,822,301
Positive	33,142,374	18,458,283	19,563,838
Negative	(30,056,635)	(21,514,090)	(10,741,537)

Total financial costs	(67,782,419)	(53,725,593)	(41,883,920)

Total financial results	(58,362,079)	(47,947,351)	(36,610,248)

(*) See Note 10

(**)See Note 17.2.a.

The effects on financial results from exchange differences and the application of indexed assets and liabilities originated from the following:

	For the years ended
	12-31-2019	12-31-2018	12-31-2017
Gains from indexed assets and liabilities, net (a)	ThCh$	ThCh$	ThCh$
Other financial assets	—	7,676,500	4,657,016
Current tax receivables and liabilities	1,697,602	3,020,250	1,039,755
Property, Plant and Equipment	26,649	—	—
Other financial liabilities (financial debt and derivative instruments)	(1,507,245)	(9,390,716)	(5,551,163)
Trade and other accounts receivable	(7,494)	—	—
Other non-financial liabilities	(1,690)	—	—
Total Gains from indexed	207,822	1,306,034	145,608
Total Hyperinflation (1)	(5,364,898)	(3,786,325)	—
Gains from indexed assets and liabilities, net (a)	(5,157,076)	(2,480,291)	145,608

(1) See Note 6.

	For the years ended
	12-31-2019	12-31-2018	12-31-2017
Foreign currency exchange differences (b)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	1,739,410	(938,799)	3,109,046
Other financial assets (derivative instruments)	5,777,146	5,973,179	10,895,862
Other non-financial assets	—	55,196	—
Trade and other accounts receivable	4,378,306	4,105,799	363,325
Current tax receivables and liabilities	—	—	(188,270)
Other financial liabilities (financial debt and derivative instruments)	(9,702,648)	(7,440,825)	(4,358,937)
Trade and other accounts payable	934,076	(4,810,357)	(998,725)
Other non-financial liabilities	(40,551)	—	—
Total foreign currency exchange differences	3,085,739	(3,055,807)	8,822,301